DAC, VOBA, DSI, and DFEL (Reconcilation of DAC, VOBA and DSI) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	$ 12,235	$ 11,896
Variable Annuities [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	3,879	3,856
Fixed Annuity [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	479	495
Cumulative Effect, Period of Adoption, Adjustment [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	(1,568)	5,610
Traditional Life [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	1,383	1,254
Ul and Other [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	6,100	5,902
Retirement Plan Services Segment [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	253	249
Group Protection Segment [Member]
Changes in DAC [Roll Forward]
Deferred acquisition costs, value of business acquired and deferred sales inducements	$ 141	$ 140